FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

NOTE 26 — FINANCIAL INCOME AND EXPENSES

Financial income and expenses are detailed as follows:

a)Finance income

	01.01.2017	01.01.2016	01.01.2015
Detail	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Interest income	8,370,338	8,466,177	9,175,522
Other interest income	2,824,037	1,195,515	942,853

Total	11,194,375	9,661,692	10,118,375

b)Finance expenses

	01.01.2017	01.01.2016	01.01.2015
Detail	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$

Bond interest	42,178,816	41,652,154	42,096,039
Bank loan interest	5,553,485	3,990,853	8,115,445
Other interest costs	7,488,068	5,731,964	5,457,733

Total	55,220,369	51,374,971	55,669,217